CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€) € in Millions	Total	Share capital [member]	Retained Earnings [Member]	Cumulative currency translation differences [member]	Other reserves [member]	Treasury shares [member]	Interim dividend [member]	Net profit (loss) [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance at Dec. 31, 2015	€ 57,409	€ 4,005	€ 51,985	€ 9,129	€ 1,173	€ (581)	€ (1,440)	€ (8,778)	€ 55,493	€ 1,916
Net profit (loss) for the year	(1,457)							(1,464)	(1,464)	7
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	(19)				(19)				(19)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(19)				(19)				(19)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,198			1,190	8				1,198
Change in the fair value of other available-for-sale financial instruments net of tax effect	(4)				(4)				(4)
Change in the fair value of cash flow hedge derivatives net of tax effect	663				663				663
Share of "Other comprehensive income" on equity-accounted entities	32				32				32
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,889			1,190	699				1,889
Total comprehensive income (loss) of the year	413			1,190	680			(1,464)	406	7
Transactions with shareholders
Dividend distribution of Eni SpA	(1,440)		(1,028)				1,440	(1,852)	(1,440)
Interim dividend distribution of Eni SpA	(1,441)						(1,441)		(1,441)
Dividend distribution of other companies	(4)									(4)
Allocation of net income (loss)			(10,630)					10,630
Increase (decrease) in equity	(2,885)		(11,658)				(1)	8,778	(2,881)	(4)
Other changes in shareholders' equity
Exclusion from the scope of consolidation of Saipem group following the sale of the control	(1,872)									(1,872)
Reclassification to profit and loss account of amounts previously recognized in other comprehensive income related to Saipem	(28)		(8)		(20)				(28)
Other changes	49		48		(1)				47	2
Increase (decrease) through other changes, equity	(1,851)		40		(21)				19	(1,870)
Balance at Dec. 31, 2016	53,086	4,005	40,367	10,319	1,832	(581)	(1,441)	(1,464)	53,037	49
Net profit (loss) for the year	3,377							3,374	3,374	3
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	(4)				(4)				(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(4)				(4)				(4)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(5,573)			(5,575)	2				(5,573)
Change in the fair value of other available-for-sale financial instruments net of tax effect	(4)				(4)				(4)
Change in the fair value of cash flow hedge derivatives net of tax effect	(6)				(6)				(6)
Share of "Other comprehensive income" on equity-accounted entities	69				69				69
Other comprehensive income that will be reclassified to profit or loss, net of tax	(5,514)			(5,575)	61				(5,514)
Total comprehensive income (loss) of the year	(2,141)			(5,575)	57			3,374	(2,144)	3
Transactions with shareholders
Dividend distribution of Eni SpA	(1,440)						1,441	(2,881)	(1,440)
Interim dividend distribution of Eni SpA	(1,441)						(1,441)		(1,441)
Dividend distribution of other companies	(3)									(3)
Allocation of net income (loss)			(4,345)					4,345
Increase (decrease) in equity	(2,884)		(4,345)					1,464	(2,881)	(3)
Other changes in shareholders' equity
Other changes	18		(56)	74					18
Increase (decrease) through other changes, equity	18		(56)	74					18
Balance at Dec. 31, 2017	48,079	4,005	35,966	4,818	1,889	(581)	(1,441)	3,374	48,030	49
Balance (Increase (decrease) due to application of IFRS 15 and IFRS 9 [Member]) at Dec. 31, 2017	245		245						245
Balance at Dec. 31, 2017	48,324	4,005	36,211	4,818	1,889	(581)	(1,441)	3,374	48,275	49
Net profit (loss) for the year	4,137							4,126	4,126	11
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	(17)				(17)				(17)
Change of minor investments measured at fair value with effects recognised in OCI	15				15				15
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(2)				(2)				(2)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,787			1,787					1,787
Change in the fair value of cash flow hedge derivatives net of tax effect	(185)				(185)				(185)
Share of "Other comprehensive income" on equity-accounted entities	(24)				(24)				(24)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,578			1,787	(209)				1,578
Total comprehensive income (loss) of the year	5,713			1,787	(211)			4,126	5,702	11
Transactions with shareholders
Dividend distribution of Eni SpA	(1,440)						1,441	(2,881)	(1,440)
Interim dividend distribution of Eni SpA	(1,513)						(1,513)		(1,513)
Dividend distribution of other companies	(3)									(3)
Allocation of net income (loss)			493					(493)
Increase (decrease) in equity	(2,956)		493				(72)	(3,374)	(2,953)	(3)
Other changes in shareholders' equity
Long-term share-based incentive plan	5		5						5
Other changes	(13)		(7)		(6)				(13)
Increase (decrease) through other changes, equity	(8)		(2)		(6)				(8)
Balance at Dec. 31, 2018	€ 51,073	€ 4,005	€ 36,702	€ 6,605	€ 1,672	€ (581)	€ (1,513)	€ 4,126	€ 51,016	€ 57